Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2018
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 27, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2019
Prospectus Date	rr_ProspectusDate	Sep. 30, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A